OPERATING LEASES - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 1,026
2024	689
2025	384
2026	281
2027	210
Thereafter	540
Total operating lease payments	3,130
Less: Imputed interest	(714)
Total operating lease liabilities	$ 2,416